Interest Expense	12 Months Ended
Dec. 31, 2023
Interest Expense [Abstract]
Interest expense

7. Interest expense

		For the years ended,
		December 31,	December 31,	December 31,
		2023	2022	2021
		$	$	$
Interest accretion on contingent consideration	23	159,904	243,657	160,840
Interest accretion on lease liability	21	52,075	20,745	-
Other interest expenses		-	1,952	-
		211,979	266,354	160,840